Other Comprehensive (Loss) Income	12 Months Ended
Dec. 31, 2015
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Other Comprehensive (Loss) Income

10.	Other Comprehensive (Loss) Income

Shareholders’ equity included the following activity in accumulated other comprehensive loss in 2015, 2014 and 2013:

	Net Unrealized Gains (Losses)							Total Accumulated Other Comprehensive (Loss) Income
	Securities			Foreign Currency and Derivatives			Pension and OPEB Plans
(Millions)	Previously Impaired (1)		All Other
Balance at December 31, 2012	$57.3		$825.2		$(29.5)		$(1,886.4)		$(1,033.4)
Other comprehensive (loss) income
before reclassifications	(47.2)		(522.1)		26.4		565.1		22.2
Amounts reclassified from accumulated
other comprehensive income	24.1	(2)	23.7	(2)	3.5	(3)	47.8	(4)	99.1
Other comprehensive (loss) income	(23.1)		(498.4)		29.9		612.9		121.3
Balance at December 31, 2013	34.2		326.8		.4		(1,273.5)		(912.1)
Other comprehensive income (loss)
before reclassifications	.9		236.9		(58.6)		(480.6)		(301.4)
Amounts reclassified from accumulated
other comprehensive income	(.2)	(2)	4.3	(2)	(2.7)	(3)	100.8	(4)	102.2
Other comprehensive income (loss)	.7		241.2		(61.3)		(379.8)		(199.2)
Balance at December 31, 2014	34.9		568.0		(60.9)		(1,653.3)		(1,111.3)
Other comprehensive (loss) income
before reclassifications	(45.1)		(318.3)		(16.9)		26.9		(353.4)
Amounts reclassified from accumulated
other comprehensive income	28.9	(2)	62.7	(2)	3.8	(3)	39.0	(4)	134.4
Other comprehensive (loss) income	(16.2)		(255.6)		(13.1)		65.9		(219.0)
Balance at December 31, 2015	$18.7		$312.4		$(74.0)		$(1,587.4)		$(1,330.3)

(1)	Represents unrealized gains on the non-credit related component of impaired debt securities that we do not intend to sell and subsequent changes in the fair value of any previously impaired security.

(2)
Reclassifications out of accumulated other comprehensive income for previously impaired debt securities and all other securities are reflected in net realized capital gains (losses) within the Consolidated Statements of Income.

(3)
Reclassifications out of accumulated other comprehensive income for foreign currency gains (losses) and derivatives are reflected in net realized capital gains (losses) within the Consolidated Statements of Income, except for the effective portion of derivatives related to interest rate swaps which are reflected in interest expense and were not material during 2015, 2014 or 2013. Refer to Note 15 of Notes to Consolidated Financial Statements beginning on page 131 for additional information.

(4)
Reclassifications out of accumulated other comprehensive income for pension and OPEB plan expenses are reflected in general and administrative expenses within the Consolidated Statements of Income. During 2014, our reclassifications out of accumulated other comprehensive income for the Aetna Pension Plan reflect a pension settlement charge of $72.5 million ($111.6 million pretax). (Refer to Note 12 beginning on page 118 for additional information).

Refer to the Consolidated Statements of Comprehensive Income on page 83 for additional information regarding reclassifications out of accumulated other comprehensive income on a pretax basis.

The components of our pension and other postretirement employee benefit (“OPEB”) plans included the following activity in accumulated other comprehensive loss in 2015, 2014 and 2013:

	Pension Plans		OPEB Plans
	Unrecognized	Unrecognized	Unrecognized	Unrecognized
	Net Actuarial	Prior Service	Net Actuarial	Prior Service
(Millions)	Losses	Credits	Losses	Credits	Total
Balance at December 31, 2012	$(1,863.0)	$1.2	$(46.4)	$21.8	$(1,886.4)
Unrealized net gains arising during
the period ($869.3 pretax)	550.1	—	15.0	—	565.1
Reclassification to earnings ($(73.6) pretax)	49.0	(.3)	1.5	(2.4)	47.8
Balance at December 31, 2013	(1,263.9)	.9	(29.9)	19.4	(1,273.5)
Unrealized net losses arising during
the period ($(739.4) pretax)	(460.0)	—	(20.6)	—	(480.6)
Reclassification to earnings ($(155.2) pretax)	102.9	(.2)	.6	(2.5)	100.8
Balance at December 31, 2014	(1,621.0)	.7	(49.9)	16.9	(1,653.3)
Unrealized net gains arising during
the period ($41.4 pretax)	22.2	—	4.7	—	26.9
Reclassification to earnings ($60.0 pretax)	40.0	(.3)	1.7	(2.4)	39.0
Balance at December 31, 2015	$(1,558.8)	$.4	$(43.5)	$14.5	$(1,587.4)